Unitholders Capital - Additional Information (Detail) (USD $)	1 Months Ended											3 Months Ended		12 Months Ended
	Feb. 29, 2012	Jan. 27, 2012	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Oct. 31, 2009	May 31, 2009	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 24, 2012	Jul. 24, 2012 Dividend Declared
Equity [Line Items]
Date of equity distribution agreement						Aug. 23, 2011
Equity distribution agreement maximum value						$ 500,000,000
Equity distribution agreement origination expense						423,000
Equity distribution agreement remaining balance			411,000,000	470,000,000								411,000,000		470,000,000
Equity distribution agreement units sold			1,539,651	772,104	16,060
Equity distribution agreement price per unit sold			38.02	38.03	38.25
Equity distribution agreement net proceeds			57,000,000	29,000,000	602,000
Equity distribution agreement commission fees			1,000,000	587,000	12,000
Equity distribution agreement professional service expenses														139,000
Public offering units sold			19,550,000				16,726,067	11,500,000	17,250,000	8,625,000	6,325,000
Public offering price per unit			35.95				38.80	35.92	25.00	21.90	16.25
Public offering price per unit, net of underwriting discount			34.512				37.248	34.48	24.00	21.024	15.60
Public offering net proceeds			674,000,000				623,000,000	396,000,000	414,000,000	181,000,000	98,000,000				396,000,000
Public offering underwriting discount and offering expenses			28,000,000				26,000,000	17,000,000	17,000,000	8,000,000	4,000,000
Authorized repurchase value of units																	100,000,000
Average unit price of units repurchased (in dollars per unit)														$ 32.76	$ 23.79	$ 12.99
Total cost of units repurchased														17,000,000	12,000,000	2,000,000
Units repurchased during the period (in units)														529,734	486,700	123,800
Remaining balance of units repurchase program														56,000,000
Units purchased related to minimum withholding taxes due under equity compensation plan (in units)														0	9,055	63,031
Total cost of units purchased related to minimum withholding taxes due under equity compensation plan															300,000	1,000,000
Per unit cash dividend paid (in usd per unit)		$ 0.69										$ 0.725	$ 0.690
Distribution paid during period	138,000,000
Equity Distribution Agreement Commissions And Professional Service Expenses			2,000,000
Equity distribution agreement units issued and sold date			Jan. 31, 2012
Public Offering New Units Sold Date			Jan. 19, 2012				Apr. 30, 2011
Percentage increase in quarterly distribution amount																		5.00%
Per unit cash dividend declared (in usd per unit)																			$ 0.725
Estimated distribution payable in subsequent period																			$ 145,000,000